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1940 Act File No. 811-7436

July 8, 2019

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:	The DFA Investment Trust Company
File No. 811-7436

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 64 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Trust”) on Form N-1A.

This Amendment is being filed to reflect a change to the portfolio management team for certain Series of the Trust and to revise the “Investment Objectives and Policies” section of the Part A of the Trust’s Registration Statement with respect to certain Series of the Trust, each as indicated in the Amendment. No other information relating to any other Series of the Trust is amended or superseded hereby.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell

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